Income taxes (Table)	6 Months Ended
Jun. 30, 2021
Income taxes [abstract]
Significant components of income tax expense [Table Text Block]
Quarters				First half		Full year
Q2 2021	Q1 2021	Q2 2020	(in USD million)	2021	2020	2020

4,905	4,513	(720)	Income/(loss) before tax	9,417	(640)	(4,259)
(2,962)	(2,659)	469	Income tax	(5,620)	(316)	(1,237)
60.4%	58.9%	65.2%	Effective tax rate	59.7%	(49.5%)	(29.0%)